COMMITMENTS AND CONTINGENCIES, FUTURE MINIMUM RENT COMMITMENTS (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 19, 2017 USD ($)	Jun. 13, 2017 ft²	Mar. 31, 2016 USD ($) ft²	Sep. 17, 2012 ft²
Future minimum rent commitments
2017	$ 314,000		$ 314,000
2018	1,378,000		1,378,000
2019	1,945,000		1,945,000
2020	2,003,000		2,003,000
2021	2,063,000		2,063,000
Thereafter	3,941,000		3,941,000
Total	11,644,000		11,644,000
Cambridge Lease
Future minimum rent commitments
2017					$ 1,289,000
2018					1,088,000
Total					2,377,000
Commitments
Total rent expense	$ 269,000	$ 210,000	828,000	$ 707,000	918,000	$ 1,123,000	$ 1,148,000
Lease space (in square feet) | ft²											26,150
Sublease income recorded as offset to rent expense					$ 230,000
CRISPR Therapeutics lease
Commitments
Lease space (in square feet) | ft²										5,233
Tenant security deposit and first month's rent										$ 51,000
Tenant security deposit										$ 26,000
Sublease income recorded as offset to rent expense			26,000	$ 77,000
Moderna Therapeutics Lease
Commitments
Lease space (in square feet) | ft²									5,233
Tenant security deposit								$ 55,000
Sublease income recorded as offset to rent expense			$ 82,000